Trade and Other Payables and Accruals	12 Months Ended
Dec. 31, 2017
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Trade and Other Payables and Accruals
19.	TRADE AND OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Trade payables	116,425	78,071	11,999
Bills payable - secured (see Note 15)	321,000	352,000	54,102

	437,425	430,071	66,101

Deposits from distributors	158,300	129,000	19,827
Payables in respect of acquisition of property, plant and equipment	7,475	10,422	1,602
Other tax payables	7,513	11,665	1,793
Advances from an unrelated party (note)	983	38	6
Accrued staff costs	29,882	29,714	4,567
Accrued transportation costs	16,104	13,579	2,087
Accrued utilities expenses	4,991	4,014	617
Deferred income (see Note 22)	796	797	122
Others	5,164	6,125	941

	231,208	205,354	31,562

	668,633	635,425	97,663

Note: The advances from an unrelated party are unsecured, interest free and repayable on demand.

In general, the Group is required to make full advance payments (including issuance of bills) to suppliers for the purchases of its major raw materials, steel. Suppliers of other raw materials other than steel generally allow the Group a credit period of 60 days.

Bills payable issued by the Group generally have a maturity of 6 months.

Other payables are expected to be settled or recognized as income within one year or are repayable on demand.

The Group has financial risk management policies in place to ensure that all payables are settled within the credit period.